DERIVATIVE LIABILITIES - Summary of change in Top-Up Rights (Details) $ in Thousands	12 Months Ended
Aug. 31, 2022 CAD ($) shares
AMOUNT
Liabilities at beginning of period	$ 74,212
Liabilities at end of period	$ 69,049
Top Up Rights
NUMBER OF TOP-UP RIGHTS
Outstanding, Opening balance (in shares) | shares	6,558,539
Granted (in shares) | shares	3,979,098
Exercised (in shares) | shares	(2,659,716)
Cancelled/Forfeited (in shares) | shares	(287,822)
Revaluation of Top-up Rights (in shares) | shares	0
Outstanding, Ending balance (in shares) | shares	7,590,099
AMOUNT
Liabilities at beginning of period	$ 2,508
Granted	0
Exercised	(4)
Cancelled / Forfeited	0
Revaluation of Top-up Rights	(1,769)
Liabilities at end of period	$ 735